Seward & Kissel LLP
                       1200 G Street, N.W.
                            Suite 350
                      Washington, D.C. 20005


                                                 November 5, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re: Alliance High Yield Fund, Inc.
                (File Nos.333-18505 and 811-09160)
              Alliance Global Strategic Income Trust, Inc.
                (File Nos. 33-63797 and 811-7391)
              Alliance Americas Government Income Trust, Inc.
                (File Nos. 33-45328 and 811-06554)
              Alliance Emerging Market Debt Fund, Inc.
                (File Nos. 33-72460 and 811-08188)
              Alliance Multi-Market Strategy Trust, Inc.
                (File Nos. 33-39350 and 811-6251)
              Alliance Bond Fund, Inc.
                (File Nos. 2-48227 and 811-2383)

Dear Sir or Madam:

          On behalf of the above-referenced funds (each, a "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectus(es) and Statement(s) of Additional Information of each Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on October 25, 2002 for Alliance Global Strategic Income Trust, Inc., Alliance Americas Government Income Trust, Inc., Alliance Multi-Market Strategy Trust, Inc., and Alliance Bond Fund, Inc., and on October 29, 2002 for Alliance High Yield Fund, Inc. and Alliance Emerging Market Debt Fund, Inc.


                                            Sincerely,

                                            /s/ Ashley McMurry
                                            ------------------
                                            Ashley McMurry


00250.0157 #360851